Real Estate And Accumulated Depreciation (Summary Of Activity For Real Estate And Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Real Estate And Accumulated Depreciation [Abstract]
Balance at beginning of year	$ 3,037,436
Acquisition of properties	226,035
Improvements, including development properties	67,941
Divestiture of properties	(119,889)
Improvements, Intangibles, Tenant Leasing Costs write offs	(42,149)
Impairments	(8,207)
Other adjustments	(104)
Balance at end of year	3,161,063
Balance at beginning of year	(528,705)
Depreciation and amortization expense, including discontinued operations	(128,660)
Divestiture of properties	25,902
Improvements, Intangibles, Tenant Leasing Costs write offs	42,149
Balance at end of year	$ (589,314)